DoubleLine Selective Credit Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.2%
2,045,118	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	2,098,608

Total Asset Backed Obligations (Cost $2,039,012)					2,098,608

Collateralized Loan Obligations - 0.2%
1,000,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	8.42%	^	10/20/2030	994,812
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	9.15%	^	07/15/2029	998,752
500,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	8.62%	^	07/20/2029	503,461

Total Collateralized Loan Obligations (Cost $2,480,000)					2,497,025

Non-Agency Commercial Mortgage Backed Obligations - 0.6%
530,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	512,311
214,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^	06/05/2030	210,428
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.45%	#	01/12/2045	430,450
755,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	3.69%	^	03/15/2037	755,541
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	212,812
216,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	187,328
227,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.59%	#^Þ	10/15/2045	95,224
194,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.75%	#	08/10/2047	204,573
75,453	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	6.75%	^	07/25/2023	78,064
98,368	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	98,954
114,582	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	110,528
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	209,767
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.30%	^	07/05/2033	351,145
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	370,105
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	^	07/05/2033	360,626
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	261,939
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	361,129
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.34%	^	11/15/2034	556,968
409,901	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	4.89%	^	11/11/2034	411,718

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $5,831,013)					5,779,610

Non-Agency Residential Collateralized Mortgage Obligations - 93.6%
5,785,311	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	5,831,709
3,070,480	Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	2,646,925
5,798,117	Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	5,147,531
5,076,691	Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	2.34%		01/25/2036	3,851,971
5,076,691	Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.16%	I/FI/O	01/25/2036	700,475
8,381,952	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	6,397,133
6,893,805	Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.97%		06/25/2047	6,085,229
12,274,639	Angel Oak Mortgage Trust LLC, Series 2019-4-A3	3.30%	#^	07/26/2049	12,338,736
7,539,000	Arroyo Mortgage Trust, Series 2019-3-M1	4.20%	#^	10/25/2048	7,652,525
6,804,063	Asset Backed Securities CorporationHome Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 3.50% Floor)	6.99%		01/15/2033	6,650,091
2,786,413	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	2,733,631
1,593,734	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	ß	01/25/2037	1,583,504
2,626,070	Banc of America Mortgage Securities Trust, Series 2006-3-1A10	6.00%		10/25/2036	2,597,845
17,117,701	BCAP LLC Trust, Series 2012-RR4-6A2	4.10%	#^	11/26/2035	12,090,203
9,154,898	BCAP LLC Trust, Series 2013-RR2-6A2	4.51%	#^	06/26/2037	8,992,748
4,705,310	Bear Stearns ARM Trust, Series 2006-2-2A1	4.24%	#	07/25/2036	4,474,866
4,371,485	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	4.07%	#	01/25/2036	4,101,826
2,676,916	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	4.04%	#	07/25/2036	2,620,936
3,368,494	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	3,130,721
11,530,548	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		10/25/2036	14,024,696
1,711,626	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.02%		04/25/2036	2,309,073
10,998,000	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	1.93%		12/25/2036	10,401,100
2,471,610	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	1,825,560
4,769,946	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	3,557,153
432,943	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	335,132
3,056,381	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.86%	I/FI/O	09/25/2036	627,129
3,056,381	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	2.39%		09/25/2036	1,623,445
8,552,027	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	6,828,732
5,786,340	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.45%	#	03/25/2037	5,470,142
4,000,000	CIM Trust, Series 2016-1RR-B2	7.78%	#^Þ	07/26/2055	4,039,474
3,000,000	CIM Trust, Series 2016-2RR-B2	8.23%	#^Þ	02/25/2056	3,021,787
3,000,000	CIM Trust, Series 2016-3RR-B2	7.99%	#^Þ	02/27/2056	3,027,351
2,005,450	Citi Mortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	1,990,678
1,415,976	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	1,442,113
814,974	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	4.04%	#	08/25/2047	799,434
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.79%		07/25/2037	8,183,540
1,941,698	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	4.02%	#^	04/25/2036	1,698,272
14,482,595	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	14,261,389
21,465,643	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23%	^§	11/25/2070	21,503,264
7,151,042	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.39%		05/25/2036	6,375,277
7,875,013	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.61%	I/FI/O	05/25/2036	905,167
12,381,057	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	2.29%		05/25/2037	10,248,386
12,381,057	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.81%	I/FI/O	05/25/2037	1,763,232
3,534,212	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	3,467,222
2,408,513	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	2,363,729
3,694,527	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	3,574,174
732,127	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	750,948
1,243,086	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	1,129,339
1,924,980	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,838,296
3,943,703	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	3,738,808
293,414	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	305,622
1,635,402	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	1,297,617
3,698,909	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	3,114,636
1,411,996	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	1,162,639
4,002,288	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	3,161,060
2,389,966	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	1,626,262
1,248,658	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	972,072
1,638,490	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	1,372,155
4,512,071	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	3,778,640
1,272,230	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,028,770
1,128,883	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	952,928
98,749	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	98,583
24,819,856	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		06/25/2047	23,425,479
135,756	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	104,128
807,443	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	611,441
1,913,254	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	1,545,918
2,741,528	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	2,262,389
8,937,593	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	7,882,654
660,281	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	516,484
478,839	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	359,756
1,700,196	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	1,673,502
934,756	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	499,004
952,151	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	783,540
1,043,837	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	1,011,110
4,279,633	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	3,663,441
1,603,412	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^Þ	02/27/2037	1,722,981
4,833,477	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	4,076,967
14,630,049	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	14,679,885
2,312,759	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	4.82%	#^	09/26/2036	2,314,843
991,979	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	958,161
383,852	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	366,510
975,458	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	791,769
2,577,014	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	1,815,138
2,756,559	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	2,045,402
229,774	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	185,113
1,704,292	First Horizon Mortgage Pass-Through Trust, Series 2007-3-A4	6.00%		06/25/2037	1,236,129
10,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	10,242,554
2,150,000	FWD, Series 2019-INV1-M1	3.48%	#^	06/25/2049	2,163,066
6,154,304	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	6,176,211
6,707,288	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	3.64%		10/25/2045	5,797,894
483,511	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	383,614
2,395,321	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.76%	I/FI/O	10/25/2036	611,119
2,395,321	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		10/25/2036	1,326,916
1,517,258	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	1,411,290
3,027,028	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	2,580,258
10,460,129	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	1.97%		02/19/2046	9,834,893
11,586,792	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%, 10.00% Cap)	1.98%		07/19/2047	11,584,492
6,035,283	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	2.79%		10/25/2037	5,777,398
7,806,655	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	3.44%	^	05/25/2029	7,821,531
3,989,884	Home Partners of America Trust, Series 2019-2-C	3.02%	^	10/19/2039	3,914,435
4,245,620	Home Partners of America Trust, Series 2019-2-D	3.12%	^	10/19/2039	4,166,015
7,991,756	Home Partners of America Trust, Series 2019-2-E	3.32%	^	10/19/2039	7,843,109
2,315,087	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,411,218
599,236	Impac Secured Assets Trust, Series 2006-5-1A1B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	1.99%		02/25/2037	555,219
5,333,663	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	4.15%	#	06/25/2037	4,453,451
5,701,002	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	5,649,065
3,384,191	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	2,822,834
468,226	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	385,289
2,682,421	JP Morgan Mortgage Trust, Series 2006-A5-3A2	4.17%	#	08/25/2036	2,494,257
2,647,322	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	1,987,353
1,386,701	Lavender Trust, Series 2010-R11A-A4	6.22%	#^	10/26/2036	1,045,759
8,931,586	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	9,024,711
9,250,000	Legacy Mortgage Asset Trust, Series 2018-SL1-M	4.50%	#^	02/25/2058	9,297,948
16,292,152	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^§	04/25/2059	16,461,088
4,083,615	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	4,097,397
12,500,000	Legacy Mortgage Asset Trust, Series 2019-GS6-A2	4.45%	^§	06/25/2059	12,466,452
19,086,814	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00%	^	06/25/2058	19,488,554
18,466,550	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47%	^§	11/25/2061	18,300,076
2,901,208	Lehman XS Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.96%		08/25/2046	2,739,195
26,943,336	Lehman XS Trust, Series 2007-14H-A3 (1 Month LIBOR USD + 0.55%, 0.55% Floor)	2.34%		07/25/2047	22,041,214
5,800,000	LHOME Mortgage Trust 2019-RTL3, Series 2019-RTL3-A1	3.87%	^	07/25/2024	5,802,601
1,199,094	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%	Δ	09/25/2034	1,236,487
4,447,476	MASTR Asset Backed Securities Trust, Series 2004-WMC1-M1 (1 Month LIBOR USD + 0.78%, 0.52% Floor)	2.57%		02/25/2034	4,469,452
1,802,582	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	1,247,651
1,412,223	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	929,530
25,152,698	Morgan Stanley Capital Trust, Series 2006-HE3-A2D (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.04%		04/25/2036	24,083,905
6,878,203	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	6,132,186
1,049,319	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	795,221
7,457,520	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	1.97%		05/25/2036	7,089,953
6,603,184	New Residential Mortgage Loan Trust, Series 2018-FNT1-B	3.91%	^	05/25/2023	6,622,184
2,300,000	New Residential Mortgage Loan Trust, Series 2019-NQM4-B1	3.74%	#^	09/25/2059	2,273,823
3,805,695	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	1,889,156
1,264,980	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	ß	03/25/2047	1,240,775
3,877,840	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1-D	4.37%	^	01/25/2023	3,897,301
12,000,000	Oaktown Re II Ltd., Series 2018-1A-M2 (1 Month LIBOR USD + 2.85%)	4.64%	^	07/25/2028	12,158,909
9,353,661	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.06%		07/25/2036	5,295,854
19,340,302	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.45%	^	05/27/2023	19,509,234
16,842,690	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	4.61%	^	10/27/2022	16,963,557
11,000,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	4.14%	^	04/25/2023	11,022,260
588,609	PR Mortgage Loan Trust, Series 2014-1-APT	5.90%	#^	10/25/2049	572,032
8,476,787	Pretium Mortgage Credit Partners LLC, Series 2018-NPL4-A1	4.83%	^§	09/25/2058	8,538,998
10,682,486	Pretium Mortgage Credit Partners LLC, Series 2019-CFL1-A1	3.72%	^§	01/25/2059	10,670,724
11,894,974	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/25/2058	11,931,409
6,450,528	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	6,470,849
5,985,331	PRPM LLC, Series 2018-3A-A1	4.48%	#^	10/25/2023	6,055,828
18,360,190	PRPM LLC, Series 2019-2A-A1	3.97%	^§	04/25/2024	18,425,762
23,743,447	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	23,830,600
1,017,371	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	1,009,547
2,605,787	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	2,538,694
1,881,280	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,770,754
542,759	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	404,487
3,308,968	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	1.99%		09/25/2036	2,679,263
3,308,968	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	5.53%	I/FI/O±	09/25/2036	705,002
4,009,863	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	3,782,846
1,349,482	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	1,254,836
1,110,919	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	987,270
8,572,634	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.66%	I/FI/O	01/25/2037	1,059,222
8,572,634	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	2.34%		01/25/2037	6,684,008
701,436	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	641,429
1,648,217	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.04%		04/25/2037	1,641,150
4,696,278	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,030,135
1,382,862	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,196,458
737,463	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	5.30%	#	08/25/2036	714,164
15,450,907	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.06%		03/25/2036	14,506,645
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	2.25%		12/25/2035	7,360,951
6,669,488	Stanwich Mortgage Loan Company, Series 2019-RPL1-A	3.72%	^§	03/15/2049	6,675,510
4,043,609	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	4.02%	#	08/25/2035	3,398,735
3,690,250	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.04%	#	12/25/2035	3,553,464
1,742,470	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	3.95%	#	10/25/2037	1,570,620
4,839,596	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	1.97%		07/25/2046	4,499,738
5,220,985	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	1.98%		07/25/2046	4,197,372
10,382,919	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.00%		08/25/2036	10,028,775
4,476,725	Structured Asset Mortgage Investments Trust, Series 2006-AR8-A2 (1 Month LIBOR USD + 0.21%, 0.21% Floor, 11.50% Cap)	2.00%		10/25/2036	4,539,688
9,654,501	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	1.98%		09/25/2047	9,297,871
19,310,483	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.98%	^	03/25/2037	16,814,130
388,283	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	3.96%	#	09/25/2037	389,585
4,497,436	Velocity Commercial Capital Loan Trust, Series 2019-2-M6	6.30%	#^	07/25/2049	4,629,363
29,442,313	Verus Securitization Trust, Series 2018-INV1-A1	3.63%	#^	03/25/2058	29,714,072
2,343,348	Verus Securitization Trust, Series 2018-INV1-A2	3.85%	#^	03/25/2058	2,367,663
3,661,481	Verus Securitization Trust, Series 2018-INV1-A3	4.05%	#^	03/25/2058	3,703,368
9,551,320	VOLT LLC, Series 2017-NP11-A1	3.38%	^§	10/25/2047	9,581,019
14,022,376	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	14,041,783
10,438,743	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	10,445,489
1,674,510	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	1,663,388
3,843,622	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	3,478,943
10,959,236	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	3.20%		09/25/2046	10,176,257
2,868,832	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	2,636,921
255,368	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	262,003
893,020	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	869,957
1,200,058	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.22%	#	04/25/2036	1,183,276
6,599,489	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	6,599,703

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,014,950,168)					989,953,045

Short Term Investments - 5.7%
20,160,819	First American Government Obligations Fund - Class U	1.53%	◆		20,160,819
20,160,820	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	◆		20,160,820
20,160,820	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	◆		20,160,820

Total Short Term Investments (Cost $60,482,459)					60,482,459

Total Investments - 100.3% (Cost $1,085,782,652)					1,060,810,747
Liabilities in Excess of Other Assets - (0.3)%					(2,688,362)

NET ASSETS - 100.0%					$1,058,122,385

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Þ	Value determined using significant unobservable inputs.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2019.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2019.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2019.

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2019.

◆	Seven-day yield as of December 31, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	93.6%
Short Term Investments	5.7%
Non-Agency Commercial Mortgage Backed Obligations	0.6%
Collateralized Loan Obligations	0.2%
Asset Backed Obligations	0.2%
Other Assets and Liabilities	(0.3)%

100.0%

Notes to Schedule of Investments

December 31, 2019 (Unaudited)

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20191:

Category
Investments in Securities
Level 1
Money Market Funds	$60,482,459

Total Level 1	60,482,459
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	978,141,452
Non-Agency Commercial Mortgage Backed Obligations	5,684,386
Collateralized Loan Obligations	2,497,025
Asset Backed Obligations	2,098,608

Total Level 2	988,421,471
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	11,811,593
Non-Agency Commercial Mortgage Backed Obligations	95,224

Total Level 3	11,906,817

Total	$1,060,810,747

See the Schedule of Investments for further disaggregation of investment categories.

1There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$14,121,799	$35,530	$(335,022)	$170,256	$-	$(482,698)	$-	$(1,698,272)	$11,811,593	$(301,469)
Non-Agency Commercial Mortgage Backed Obligations	96,054	-	(830)	-	-	-	-	-	95,224	(830)

Total	$14,217,853	$35,530	$(335,852)	$170,256	$-	$(482,698)	$-	$(1,698,272)	$11,906,817	$(302,299)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$11,811,593	Market Comparables	Market Quotes	$100.73 - $107.46 ($101.84)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$95,224	Market Comparables	Yields	42.15% (42.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.